Debt Instruments - Issuer Rating (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt instruments
Debt Instruments
Financial assets	€ 199,351	€ 191,312	€ 180,130
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 40,741	€ 42,546	€ 45,997
Public fixed income
Debt Instruments
Financial assets	158,610	148,766	134,133
Standard & Poors AAA Rating | Debt instruments
Debt Instruments
Financial assets	€ 17,163	€ 19,924	€ 26,139
Financial assets (as a percent)	8.61%	10.41%	14.51%
Standard & Poors AAA Rating | Private fixed income
Debt Instruments
Financial assets	€ 16,239	€ 18,916	€ 16,975
Standard & Poors AAA Rating | Public fixed income
Debt Instruments
Financial assets	924	1,008	9,164
Standard & Poors AA Rating | Debt instruments
Debt Instruments
Financial assets	€ 26,236	€ 31,271	€ 16,620
Financial assets (as a percent)	13.16%	16.35%	9.23%
Standard & Poors AA Rating | Private fixed income
Debt Instruments
Financial assets	€ 2,714	€ 1,632	€ 3,452
Standard & Poors AA Rating | Public fixed income
Debt Instruments
Financial assets	23,522	29,639	13,168
Standard & Poors, A Rating | Debt instruments
Debt Instruments
Financial assets	€ 12,410	€ 6,213	€ 16,499
Financial assets (as a percent)	6.23%	3.25%	9.16%
Standard & Poors, A Rating | Private fixed income
Debt Instruments
Financial assets	€ 4,373	€ 2,928	€ 7,379
Standard & Poors, A Rating | Public fixed income
Debt Instruments
Financial assets	8,037	3,285	9,120
Standard & Poors BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 97,461	€ 74,534	€ 73,718
Financial assets (as a percent)	48.89%	38.96%	40.92%
Standard & Poors BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 6,449	€ 7,579	€ 8,011
Standard & Poors BBB Rating | Public fixed income
Debt Instruments
Financial assets	91,012	66,955	65,707
Standard & Poors below BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 37,502	€ 52,623	€ 38,148
Financial assets (as a percent)	18.81%	27.51%	21.18%
Standard & Poors below BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 2,393	€ 4,751	€ 2,575
Standard & Poors below BBB Rating | Public fixed income
Debt Instruments
Financial assets	35,109	47,872	35,573
Unrated | Debt instruments
Debt Instruments
Financial assets	€ 8,579	€ 6,747	€ 9,006
Financial assets (as a percent)	4.30%	3.53%	5.00%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 8,573	€ 6,740	€ 7,605
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 6	€ 7	€ 1,401